STOCK BASED COMPENSATION (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected dividend yield
Expected volatility, minimum	70.25%	107.00%
Expected volatility, maximum	109.00%	113.00%
Risk-free interest rate, minimum	0.58%	0.94%
Risk-free interest rate, maximum	2.08%	1.86%
Unrecognized compensation expense related to non-vested market-based share awards	$ 324,004
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected option life	2 years 1 month 17 days	3 years
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected option life	7 years 3 months	10 years
Non-Qualified Stock Options and Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate intrinsic value of options and warrants outstanding and exercisable	92,950
Closing stock price of common stock	$ 0.77
Intrinsic value of options and warrants exercised	$ 232,139	32,139